Annual Fund Operating Expenses	Feb. 26, 2026
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	0.66%
Invesco China Technology ETF | Invesco China Technology ETF | Invesco China Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Invesco Global Water ETF | Invesco Global Water ETF | Invesco Global Water ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.10%
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.76%
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[4]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.47%
Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.47%
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2027, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
[3]	Effective March 24, 2025, the Fund’s management fee was reduced.“Management Fees” have been restated to reflect current fees.
[4]	Effective March 24, 2025, the Fund’s management fee was reduced.“Management Fees” have been restated to reflect current fees.
[5]	Effective March 24, 2025, the Fund’s management fee was reduced.“Management Fees” have been restated to reflect current fees.